Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Schedule of Share capital

	Number of shares 2022	Number of shares 2021	Number of shares 2020
	Ordinary	Ordinary	Ordinary
Balance at January 1	74,865,381	54,131,553	53,975,838
Issued for cash	9,381,586	20,498,451	53,708
Issued for services	—	112,657	102,007
Exercise of share options / vesting of RSUs	144,688	474,887	303,408
Treasury shares issued (transferred)	(144,688)	(352,167)	(303,408)
Balance at December 31	84,246,967	74,865,381	54,131,553

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	Options granted		Options granted		Options granted
	in 2022		in 2021		in 2020
Risk-free interest rate	2.570%		0.510%		1.432%
Expected dividend yield	—%		—%		—%
Expected volatility	101.0%		79.0%		78.7%
Expected life in years	5	years	5	years	5	years

Schedule of Movements in the number of options outstanding and weighted average exercise prices

	2022		2021		2020
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	7,643,143	€6.13	7,021,235	€6.47	5,575,454	€5.80
Granted	5,230,405	€0.89	1,492,034	€4.34	1,851,056	€7.88
Forfeited	(1,177,622)	€5.84	(341,448)	€8.68	(85,584)	€7.14
Exercised	(1,590)	€2.72	(474,887)	€3.35	(303,408)	€2.34
Expired	(415,126)	€7.94	(53,791)	€9.53	(16,283)	€8.26
Balance at December 31	11,279,210	€3.66	7,643,143	€6.13	7,021,235	€6.47
Exercisable at December 31	5,235,914		4,221,503		3,401,449

Schedule of movements in the number of RSUs outstanding

	2022	2021	2020
	Number of	Number of	Number of
	RSUs	RSUs	RSUs
Balance at January 1	536,118	—	—
Granted	353,116	545,613	—
Forfeited	(371,102)	(9,495)	—
Released	(147,170)	—	—
Balance at December 31	370,962	536,118	—